Quarterly Holdings Report
for
Fidelity® MSCI Health Care Index ETF
April 30, 2023
T05-NPRT3-0623
1.9584810.109

Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BIOTECHNOLOGY – 18.8%
Biotechnology – 18.8%
2seventy bio, Inc. (a)	23,352	$ 222,078
4D Molecular Therapeutics, Inc. (a)	9,475	170,645
AbbVie, Inc.	940,154	142,076,072
ACADIA Pharmaceuticals, Inc. (a)	63,903	1,363,051
Adicet Bio, Inc. (a)	9,441	55,135
ADMA Biologics Inc. (a)	103,859	347,928
Aerovate Therapeutics Inc. (a)	4,541	95,225
Agenus, Inc. (a)	142,228	214,764
Agios Pharmaceuticals, Inc. (a)	25,748	588,857
Akero Therapeutics, Inc. (a)	16,226	725,951
Akouos, Inc. (a)	11,863	9,372
Alector, Inc. (a)	29,140	192,324
Alkermes PLC (a)	87,868	2,508,631
Allakos, Inc. (a)	20,396	86,683
Allogene Therapeutics, Inc. (a)	46,278	251,290
Allovir, Inc. (a)	24,490	84,246
Alnylam Pharmaceuticals, Inc. (a)	65,460	13,039,632
Altimmune Inc. (a)	26,031	131,457
ALX Oncology Holdings, Inc. (a)	9,630	57,202
Amgen, Inc.	283,659	68,004,409
Amicus Therapeutics, Inc. (a)	113,130	1,305,520
AnaptysBio, Inc. (a)	9,401	195,729
Anavex Life Sciences Corp. (a)	41,321	336,353
Anika Therapeutics, Inc. (a)	7,400	189,884
Apellis Pharmaceuticals, Inc. (a)	47,122	3,931,388
Arcellx Inc. (a)	8,147	347,714
Arcturus Therapeutics Holdings, Inc. (a)	12,967	345,182
Arcus Biosciences, Inc. (a)	22,784	406,694
Arcutis Biotherapeutics, Inc. (a)	23,628	327,012
Ardelyx, Inc. (a)	90,580	403,987
Arrowhead Pharmaceuticals, Inc. (a)	53,247	1,885,476
Atara Biotherapeutics, Inc. (a)	40,896	110,828
Aurinia Pharmaceuticals, Inc. (a)	63,710	716,737
Avid Bioservices, Inc. (a)	33,461	603,971
Avidity Biosciences, Inc. (a)	28,148	349,035
Beam Therapeutics, Inc. (a)	29,755	913,776
BioCryst Pharmaceuticals, Inc. (a)	97,738	743,786
Biogen, Inc. (a)	76,552	23,289,415
Biohaven Ltd.	32,638	426,905
BioMarin Pharmaceutical, Inc. (a)	98,852	9,493,746
Bioxcel Therapeutics, Inc. (a)	10,044	207,107
Bluebird Bio, Inc. (a)	54,608	237,545
Blueprint Medicines Corp. (a)	31,538	1,610,015
Bridgebio Pharma, Inc. (a)	35,413	514,197
C4 Therapeutics, Inc. (a)	17,886	54,016
CareDx, Inc. (a)	28,244	228,494
Caribou Biosciences, Inc. (a)	25,468	109,512
Catalyst Pharmaceuticals, Inc. (a)	53,405	850,208

	Shares	Value

Celldex Therapeutics, Inc. (a)	19,907	$ 625,876
Cerevel Therapeutics Holdings, Inc. (a)	33,588	975,395
Chinook Therapeutics, Inc. (a)	21,496	430,135
Cogent Biosciences Inc. (a)	19,821	213,274
Coherus Biosciences, Inc. (a)	32,284	233,413
Compass Therapeutics, Inc. (a)	40,281	121,246
Crinetics Pharmaceuticals, Inc. (a)	20,080	392,363
CRISPR Therapeutics AG (a)	39,493	1,932,787
CTI BioPharma Corp. (a)	54,059	262,727
Cullinan Oncology, Inc. (a)	8,273	80,496
Cytokinetics, Inc. (a)	47,450	1,774,630
Deciphera Pharmaceuticals, Inc. (a)	27,652	392,935
Denali Therapeutics, Inc. (a)	50,573	1,256,233
Dynavax Technologies Corp. (a)	63,508	661,118
Dyne Therapeutics, Inc. (a)	14,552	150,759
Eagle Pharmaceuticals, Inc. (a)	6,538	183,587
Editas Medicine, Inc. (a)	35,816	292,259
Emergent BioSolutions, Inc. (a)	24,665	217,792
Enanta Pharmaceuticals, Inc. (a)	10,526	374,199
Entrada Therapeutics Inc. (a)	5,830	68,269
EQRx, Inc. (a)	76,807	129,036
Erasca, Inc. (a)	36,508	100,762
Exact Sciences Corp. (a)	94,541	6,057,242
Exelixis, Inc. (a)	172,089	3,149,229
Fate Therapeutics, Inc. (a)	41,466	251,699
FibroGen, Inc. (a)	47,682	816,316
G1 Therapeutics, Inc. (a)	22,774	65,361
Geron Corp. (a)	195,584	481,137
Gilead Sciences, Inc.	666,776	54,815,655
Halozyme Therapeutics, Inc. (a)	71,928	2,311,047
Heron Therapeutics, Inc. (a)	62,429	149,205
HilleVax Inc. (a)	4,551	63,714
Horizon Therapeutics PLC (a)	114,562	12,734,712
Ideaya Biosciences, Inc. (a)	20,302	370,715
IGM Biosciences, Inc. (a)	5,631	60,984
ImmunityBio, Inc. (a)	62,630	175,364
ImmunoGen, Inc. (a)	105,221	567,141
Immunovant, Inc. (a)	21,302	343,814
Incyte Corp. (a)	100,383	7,469,499
Inhibrx, Inc. (a)	14,176	297,696
Inovio Pharmaceuticals, Inc. (a)	142,619	110,173
Insmed, Inc. (a)	72,081	1,405,579
Intellia Therapeutics, Inc. (a)	37,669	1,422,005
Intercept Pharmaceuticals, Inc. (a)	19,183	332,250
Ionis Pharmaceuticals, Inc. (a)	67,646	2,392,639
Iovance Biotherapeutics, Inc. (a)	62,077	350,114
Ironwood Pharmaceuticals, Inc. (a)	72,542	755,162
iTeos Therapeutics, Inc. (a)	10,156	139,543
IVERIC bio, Inc. (a)	60,511	1,990,207
Janux Therapeutics, Inc.	6,647	101,832
Karuna Therapeutics, Inc. (a)	14,624	2,901,987

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Karyopharm Therapeutics, Inc. (a)	57,037	$ 204,192
Keros Therapeutics, Inc. (a)	8,622	382,429
Kezar Life Sciences, Inc. (a)	25,260	61,382
Kiniksa Pharmaceuticals Ltd. Class A (a)	16,233	174,505
Kodiak Sciences, Inc. (a)	19,386	84,911
Krystal Biotech, Inc. (a)	9,558	802,872
Kura Oncology, Inc. (a)	31,134	303,245
Kymera Therapeutics, Inc. (a)	18,975	598,471
Lexicon Pharmaceuticals, Inc. (a)	40,208	96,097
Madrigal Pharmaceuticals, Inc. (a)	6,335	1,976,520
MannKind Corp. (a)	134,072	516,177
Mersana Therapeutics, Inc. (a)	45,435	199,005
Merus N.V. (a)	16,018	307,225
MiMedx Group, Inc. (a)	38,440	147,225
MiNK Therapeutics, Inc.	2,082	3,727
Mirati Therapeutics, Inc. (a)	21,454	950,627
Mirum Pharmaceuticals, Inc. (a)	10,508	282,140
Moderna, Inc. (a)	173,601	23,069,837
Monte Rosa Therapeutics, Inc. (a)	11,513	52,269
Morphic Holding, Inc. (a)	11,229	530,683
Myriad Genetics, Inc. (a)	43,204	919,813
Natera, Inc. (a)	55,265	2,803,041
Neurocrine Biosciences, Inc. (a)	51,145	5,167,691
Novavax, Inc. (a)	41,554	318,719
Nurix Therapeutics, Inc. (a)	20,144	193,987
Nuvalent, Inc. Class A (a)	12,206	431,970
Organogenesis Holdings, Inc. (a)	30,378	62,275
PMV Pharmaceuticals, Inc. (a)	10,720	49,419
Point Biopharma Global, Inc. (a)	36,007	278,694
Poseida Therapeutics, Inc.	25,146	66,385
Precigen, Inc. (a)	79,768	96,519
Prime Medicine, Inc.	10,339	142,368
ProKidney Corp. (a)	16,338	154,231
Prometheus Biosciences, Inc. (a)	12,336	2,392,567
Protagonist Therapeutics, Inc. (a)	23,896	540,050
Prothena Corp. PLC (a)	18,019	948,160
PTC Therapeutics, Inc. (a)	34,129	1,881,873
Radius Health, Inc. (a)	20,244	1,620
Rapt Therapeutics, Inc. (a)	15,586	283,665
Recursion Pharmaceuticals, Inc. Class A (a)	29,184	139,208
Regeneron Pharmaceuticals, Inc. (a)	56,929	45,645,103
REGENXBIO, Inc. (a)	19,110	369,970
Relay Therapeutics, Inc. (a)	41,224	468,717
Repare Therapeutics, Inc. (a)	10,607	95,039
Replimune Group, Inc. (a)	18,871	315,712
REVOLUTION Medicines, Inc. (a)	41,539	975,751
Rhythm Pharmaceuticals, Inc. (a)	23,977	483,616
Rocket Pharmaceuticals, Inc. (a)	31,413	562,921

		Shares	Value

Roivant Sciences Ltd. (a)		155,010	$ 1,325,335
Sage Therapeutics, Inc. (a)		28,297	1,382,308
Sana Biotechnology, Inc. (a)		44,622	236,050
Sangamo Therapeutics, Inc. (a)		69,311	101,887
Sarepta Therapeutics, Inc. (a)		41,894	5,143,326
Scholar Rock Holding Corp. (a)		20,415	130,656
Seagen, Inc. (a)		74,070	14,814,000
Seres Therapeutics, Inc. (a)		52,032	253,656
SpringWorks Therapeutics, Inc. (a)		18,250	426,685
Stoke Therapeutics, Inc. (a)		9,032	80,294
Syndax Pharmaceuticals, Inc. (a)		28,481	585,285
Tango Therapeutics, Inc. (a)		25,725	87,465
TG Therapeutics, Inc. (a)		73,960	1,836,427
Travere Therapeutics, Inc. (a)		34,676	747,961
Twist Bioscience Corp. (a)		28,667	357,764
Ultragenyx Pharmaceutical, Inc. (a)		35,549	1,552,425
uniQure N.V. (a)		21,809	423,313
United Therapeutics Corp. (a)		24,245	5,579,502
Vanda Pharmaceuticals, Inc. (a)		28,969	177,870
Vaxcyte, Inc. (a)		36,372	1,557,813
Veracyte, Inc. (a)		37,563	850,426
Vericel Corp. (a)		22,505	709,133
Vertex Pharmaceuticals, Inc. (a)		136,461	46,496,357
Verve Therapeutics, Inc. (a)		18,536	295,278
Viking Therapeutics, Inc. (a)		45,699	973,846
Vir Biotechnology, Inc. (a)		39,235	986,760
Viridian Therapeutics, Inc. (a)		15,633	438,193
Xencor, Inc. (a)		30,555	807,874
Xenon Pharmaceuticals, Inc. (a)		24,905	1,003,173
Zentalis Pharmaceuticals, Inc. (a)		24,038	529,557
Zymeworks, Inc.		31,837	267,431
TOTAL BIOTECHNOLOGY	580,001,169
HEALTH CARE EQUIPMENT & SUPPLIES – 20.7%
Health Care Equipment – 19.3%
Abbott Laboratories		926,911	102,395,858
Alphatec Holdings, Inc. (a)		39,717	573,513
AngioDynamics, Inc. (a)		20,750	172,640
Artivion, Inc. (a)		20,746	287,747
AtriCure, Inc. (a)		23,365	1,027,826
AxoGen, Inc. (a)		21,330	192,397
Axonics, Inc. (a)		21,277	1,222,576
Baxter International, Inc.		268,226	12,789,016
Becton Dickinson and Co.		150,646	39,817,244
Boston Scientific Corp. (a)		761,440	39,686,253
Butterfly Network, Inc. (a)		57,261	123,684
CONMED Corp.		16,129	2,025,319
Cutera, Inc. (a)		8,902	202,966
DexCom, Inc. (a)		205,340	24,915,956
Edwards Lifesciences Corp. (a)		328,678	28,917,090
Enovis Corp. (a)		26,008	1,514,966
Envista Holdings Corp. (a)		86,413	3,326,036
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Equipment – continued
GE Healthcare Inc. (a)	193,478	$ 15,737,501
Glaukos Corp. (a)	25,564	1,214,546
Globus Medical, Inc. Class A (a)	41,407	2,407,403
Heska Corp. (a)	5,436	636,882
Hologic, Inc. (a)	130,496	11,223,961
IDEXX Laboratories, Inc. (a)	44,027	21,668,328
Inari Medical, Inc. (a)	22,694	1,507,335
Inogen, Inc. (a)	11,833	157,497
Inspire Medical Systems, Inc. (a)	15,398	4,120,967
Insulet Corp. (a)	36,963	11,755,713
Integer Holdings Corp. (a)	17,537	1,444,172
Integra LifeSciences Holdings Corp. (a)	39,970	2,211,140
Intuitive Surgical, Inc. (a)	187,864	56,588,394
iRhythm Technologies, Inc. (a)	16,059	2,110,153
LeMaitre Vascular, Inc.	10,698	577,692
LivaNova PLC (a)	28,358	1,358,348
Masimo Corp. (a)	26,502	5,012,588
Medtronic PLC	707,129	64,313,383
Mesa Laboratories, Inc.	2,826	470,557
Nevro Corp. (a)	17,634	516,147
Novocure Ltd. (a)	50,167	3,306,005
NuVasive, Inc. (a)	27,504	1,183,772
Omnicell, Inc. (a)	24,002	1,458,602
Orthofix Medical, Inc. (a)	17,889	336,850
Outset Medical, Inc. (a)	22,168	398,802
Paragon 28, Inc. (a)	14,021	258,267
Penumbra, Inc. (a)	19,199	5,454,820
PROCEPT BioRobotics Corp. (a)	5,778	175,593
Pulmonx Corp. (a)	14,511	170,504
QuidelOrtho Corp. (a)	26,261	2,362,177
ResMed, Inc.	77,897	18,770,061
Senseonics Holdings, Inc. (a)	234,807	139,734
Shockwave Medical, Inc. (a)	19,224	5,578,036
SI-BONE, Inc. (a)	16,318	360,628
Sight Sciences, Inc. (a)	16,651	161,015
Silk Road Medical, Inc. (a)	20,278	892,638
Steris PLC	53,138	10,019,170
Stryker Corp.	181,061	54,254,929
Surmodics, Inc. (a)	7,153	164,805
Tandem Diabetes Care, Inc. (a)	34,045	1,347,501
Teleflex, Inc.	24,893	6,783,840
TransMedics Group, Inc. (a)	16,130	1,275,883
Treace Medical Concepts, Inc. (a)	8,364	204,834
Varex Imaging Corp. (a)	20,578	365,054
ViewRay, Inc. (a)	70,517	83,210
Zimmer Biomet Holdings, Inc.	111,632	15,454,334
Zynex, Inc.	11,957	136,788
		595,321,646

		Shares	Value

Health Care Supplies – 1.4%
Align Technology, Inc. (a)		39,479	$ 12,842,519
Atrion Corp.		751	462,090
Avanos Medical, Inc. (a)		25,203	744,497
Cerus Corp. (a)		90,889	209,954
DENTSPLY SIRONA, Inc.		114,082	4,783,458
Embecta Corp.		30,769	853,840
Establishment Labs Holdings, Inc. (a)		10,424	726,449
Figs, Inc. Class A (a)		37,686	271,339
Haemonetics Corp. (a)		26,919	2,253,390
ICU Medical, Inc. (a)		10,860	2,054,060
Lantheus Holdings, Inc. (a)		36,721	3,137,809
Merit Medical Systems, Inc. (a)		30,104	2,447,154
Neogen Corp. (a)		114,457	1,970,950
OraSure Technologies, Inc. (a)		36,744	249,859
OrthoPediatrics Corp. (a)		8,522	429,850
STAAR Surgical Co. (a)		21,707	1,529,692
The Cooper Cos., Inc.		26,194	9,991,701
UFP Technologies, Inc. (a)		3,816	525,997
			45,484,608
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES	640,806,254
HEALTH CARE PROVIDERS & SERVICES – 20.6%
Health Care Distributors – 2.0%
AdaptHealth Corp. (a)		35,940	426,967
AmerisourceBergen Corp.		81,882	13,662,012
Cardinal Health, Inc.		139,417	11,446,136
Henry Schein, Inc. (a)		71,906	5,810,724
McKesson Corp.		75,381	27,456,775
Owens & Minor, Inc. (a)		38,575	599,455
Patterson Cos., Inc.		46,638	1,264,356
			60,666,425
Health Care Facilities – 1.8%
Acadia Healthcare Co., Inc. (a)		48,466	3,503,607
Brookdale Senior Living, Inc. (a)		92,568	397,117
Cano Health, Inc. (a)		95,044	110,251
Community Health Systems, Inc. (a)		66,243	419,981
Encompass Health Corp.		53,118	3,407,520
HCA Healthcare, Inc.		112,721	32,388,125
National HealthCare Corp.		7,711	446,544
Select Medical Holdings Corp.		57,643	1,758,111
Surgery Partners, Inc. (a)		35,801	1,419,868
Tenet Healthcare Corp. (a)		54,739	4,013,463
The Ensign Group, Inc.		28,063	2,724,637
The Pennant Group, Inc. (a)		13,799	191,392
Universal Health Services, Inc. Class B		34,130	5,131,445
US Physical Therapy, Inc.		6,886	733,084
			56,645,145
Health Care Services – 4.7%
23andMe Holding Co. Class A (a)		144,907	285,467

Quarterly Report	4

Common Stocks – continued
		Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Services – continued
Accolade, Inc. (a)		33,531	$ 453,674
Addus HomeCare Corp. (a)		8,593	702,392
Agiliti, Inc. (a)		17,171	287,099
agilon health, Inc. (a)		109,902	2,667,322
Amedisys, Inc. (a)		17,183	1,379,795
AMN Healthcare Services, Inc. (a)		22,975	1,983,891
Apollo Medical Holdings, Inc. (a)		21,441	760,941
CareMax, Inc. (a)		35,399	89,205
Castle Biosciences, Inc. (a)		12,077	273,303
Chemed Corp.		7,921	4,366,451
CorVel Corp. (a)		5,107	1,031,767
Cross Country Healthcare, Inc. (a)		18,935	416,191
CVS Health Corp.		698,527	51,209,014
DaVita, Inc. (a)		28,697	2,593,061
DocGo, Inc. (a)		42,059	357,501
Enhabit, Inc. (a)		26,270	321,807
Fulgent Genetics, Inc. (a)		10,341	305,783
Guardant Health, Inc. (a)		51,769	1,167,909
Hims & Hers Health, Inc. (a)		64,978	753,095
Invitae Corp. (a)		119,030	161,881
Laboratory Corp. of America Holdings		47,003	10,656,050
ModivCare, Inc. (a)		6,701	426,184
National Research Corp.		7,556	328,913
NeoGenomics, Inc. (a)		62,977	920,724
Nutex Health Inc. (a)		172,523	98,028
Oak Street Health, Inc. (a)		58,148	2,266,028
Opko Health, Inc. (a)		267,532	393,272
Option Care Health, Inc. (a)		77,070	2,477,800
Pediatrix Medical Group, Inc. (a)		41,852	599,739
Premier, Inc. Class A		63,417	2,113,689
Privia Health Group, Inc. (a)		42,533	1,175,187
Quest Diagnostics, Inc.		60,586	8,409,943
R1 RCM, Inc. (a)		78,415	1,222,490
RadNet, Inc. (a)		26,828	742,062
The Cigna Group		162,535	41,168,490
			144,566,148
Managed Health Care – 12.1%
Alignment Healthcare, Inc. (a)		44,169	277,823
Centene Corp. (a)		301,043	20,750,894
Clover Health Investments Corp. (a)		173,457	128,115
Elevance Health, Inc.		126,965	59,502,147
HealthEquity, Inc. (a)		45,103	2,410,755
Humana, Inc.		67,303	35,703,569
Molina Healthcare, Inc. (a)		31,060	9,252,464
Progyny, Inc. (a)		39,035	1,297,523
UnitedHealth Group, Inc.		496,716	244,428,977
			373,752,267
TOTAL HEALTH CARE PROVIDERS & SERVICES	635,629,985

		Shares	Value
HEALTH CARE TECHNOLOGY – 0.8%
Health Care Technology – 0.8%
Allscripts Healthcare Solutions, Inc. (a)		57,813	$ 722,084
American Well Corp. Class A (a)		105,042	230,042
Certara, Inc. (a)		55,760	1,347,719
Computer Programs & Systems, Inc. (a)		7,504	194,204
Definitive Healthcare Corp. (a)		20,369	217,948
Doximity, Inc. Class A (a)		51,640	1,897,770
Evolent Health, Inc. Class A (a)		45,756	1,665,976
GoodRx Holdings, Inc. Class A (a)		38,584	180,187
Health Catalyst, Inc. (a)		26,115	329,049
HealthStream, Inc. (a)		13,335	328,574
Multiplan Corp. (a)		100,557	98,375
NextGen Healthcare, Inc. (a)		30,795	515,508
Phreesia, Inc. (a)		26,415	835,771
Schrodinger, Inc. (a)		30,811	909,541
Simulations Plus, Inc.		8,440	352,370
Teladoc Health, Inc. (a)		85,916	2,279,352
Veeva Systems, Inc. Class A (a)		74,590	13,357,577
TOTAL HEALTH CARE TECHNOLOGY	25,462,047
LIFE SCIENCES TOOLS & SERVICES – 11.6%
Life Sciences Tools & Services – 11.6%
10X Genomics, Inc. Class A (a)		40,393	2,117,805
Adaptive Biotechnologies Corp. (a)		53,630	382,918
Agilent Technologies, Inc.		156,826	21,238,945
Avantor, Inc. (a)		357,536	6,964,801
Azenta, Inc. (a)		39,566	1,720,725
BioLife Solutions, Inc. (a)		17,719	311,146
Bionano Genomics, Inc. (a)		157,281	108,194
Bio-Rad Laboratories, Inc. Class A (a)		11,851	5,342,312
Bio-Techne Corp.		83,560	6,674,773
Bruker Corp.		54,772	4,334,108
Charles River Laboratories International, Inc. (a)		27,076	5,147,689
Codexis, Inc. (a)		30,896	121,112
CryoPort, Inc. (a)		26,222	551,711
Cytek Biosciences, Inc. (a)		35,226	404,395
Danaher Corp.		367,647	87,099,251
Illumina, Inc. (a)		83,637	17,192,422
IQVIA Holdings, Inc. (a)		98,753	18,588,277
Maravai LifeSciences Holdings, Inc. Class A (a)		58,748	810,135
MaxCyte, Inc. (a)		39,699	198,495
Medpace Holdings, Inc. (a)		13,310	2,663,863
Mettler-Toledo International, Inc. (a)		11,855	17,681,733
NanoString Technologies, Inc. (a)		23,999	235,190
OmniAb Inc. (a)		43,184	150,280
OmniAb Inc. (a)(b)		3,335	0
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
LIFE SCIENCES TOOLS & SERVICES – continued
Life Sciences Tools & Services – continued
OmniAb Inc. (a)(b)		3,335	$ 0
Pacific Biosciences of California, Inc. (a)		115,010	1,219,106
PerkinElmer, Inc.		67,052	8,749,616
Quanterix Corp. (a)		18,292	231,211
Repligen Corp. (a)		28,112	4,262,623
Seer, Inc. (a)		20,191	67,438
SomaLogic, Inc. (a)		71,726	200,833
Sotera Health Co. (a)		51,960	871,369
Syneos Health, Inc. (a)		55,052	2,161,342
Thermo Fisher Scientific, Inc.		208,497	115,694,985
Waters Corp. (a)		31,536	9,472,153
West Pharmaceutical Services, Inc.		39,385	14,227,437
TOTAL LIFE SCIENCES TOOLS & SERVICES	357,198,393
PHARMACEUTICALS – 27.2%
Pharmaceuticals – 27.2%
Aclaris Therapeutics, Inc. (a)		24,901	221,370
Amneal Pharmaceuticals, Inc. (a)		50,385	97,243
Amphastar Pharmaceuticals, Inc. (a)		20,535	734,537
ANI Pharmaceuticals, Inc. (a)		7,065	266,492
Arvinas, Inc. (a)		24,245	635,461
ATAI Life Sciences N.V. (a)		63,278	120,861
Atea Pharmaceuticals, Inc. (a)		39,245	128,331
Axsome Therapeutics, Inc. (a)		17,324	1,239,186
Bristol-Myers Squibb Co.		1,130,302	75,470,265
Cara Therapeutics, Inc. (a)		23,785	99,897
Cassava Sciences, Inc. (a)		21,246	493,332
Catalent, Inc. (a)		91,222	4,572,047
Collegium Pharmaceutical, Inc. (a)		17,169	399,523
Corcept Therapeutics, Inc. (a)		51,121	1,151,756
Cymabay Therapeutics, Inc. (a)		45,050	484,738
DICE Therapeutics, Inc. (a)		15,953	518,472
Elanco Animal Health, Inc. (a)		227,216	2,151,735
Eli Lilly & Co.		429,362	169,967,241
Esperion Therapeutics, Inc. (a)		34,830	45,976
Evolus, Inc. (a)		18,973	165,824
Fulcrum Therapeutics, Inc. (a)		22,326	55,815
Harmony Biosciences Holdings, Inc. (a)		12,274	395,714
Innoviva, Inc. (a)		32,900	385,917
Intra-Cellular Therapies, Inc. (a)		45,558	2,831,430
Jazz Pharmaceuticals PLC (a)		33,500	4,705,745
Johnson & Johnson		1,389,901	227,526,794
Ligand Pharmaceuticals, Inc. (a)		8,840	674,934
Merck & Co., Inc.		1,347,859	155,637,279
Nektar Therapeutics (a)		99,172	74,607

		Shares	Value

NGM Biopharmaceuticals, Inc. (a)		13,926	$ 62,806
Nuvation Bio, Inc. (a)		64,216	103,388
Organon & Co.		135,068	3,326,725
Pacira BioSciences, Inc. (a)		24,177	1,095,460
Perrigo Co. PLC		71,378	2,654,548
Pfizer, Inc.		2,984,128	116,052,738
Phathom Pharmaceuticals, Inc. (a)		10,551	112,896
Phibro Animal Health Corp. Class A		11,104	172,778
Pliant Therapeutics, Inc. (a)		22,653	639,947
Prestige Consumer Healthcare, Inc. (a)		26,167	1,610,055
Reata Pharmaceuticals, Inc. Class A (a)		14,429	1,426,451
Revance Therapeutics, Inc. (a)		43,766	1,393,072
Royalty Pharma PLC Class A		187,720	6,598,358
Scilex Holding Co. (a)		34,921	227,545
SIGA Technologies, Inc.		24,216	141,179
Supernus Pharmaceuticals, Inc. (a)		29,062	1,071,225
Tarsus Pharmaceuticals Inc. (a)		9,206	137,354
Theravance Biopharma, Inc. (a)		26,874	291,045
Tilray Brands, Inc. (a)		328,252	771,392
Ventyx Biosciences Inc. (a)		9,007	338,663
Viatris, Inc.		645,597	6,023,420
Zoetis, Inc.		247,772	43,553,362
TOTAL PHARMACEUTICALS	839,056,929
TOTAL COMMON STOCKS (Cost $2,479,181,651)			3,078,154,777
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.69% (c) (Cost $4,614,000)		4,614,000	4,614,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $2,483,795,651)	3,082,768,777
NET OTHER ASSETS (LIABILITIES) (d) – 0.2%	4,865,489
NET ASSETS – 100.0%	$3,087,634,266

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Includes $349,600 of cash collateral to cover margin requirements for futures contracts.

Quarterly Report	6

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Health Care Select Sector Index Contracts (United States)	50	June 2023	6,774,500	$ 207,664	$ 207,664
CME E-mini Russell 2000 Index Contracts (United States)	8	June 2023	709,920	(6,117)	(6,117)
Total Equity Index Contracts					$ 201,547
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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9	Quarterly Report